Share warrant obligation	12 Months Ended
Dec. 31, 2023
Share warrant obligation.
Share warrant obligation

22.  Share warrant obligation

Upon completion of the Transaction on August 26, 2021, each outstanding warrant to purchase Kismet’s ordinary shares was converted into a warrant to acquire one ordinary share of the Company, at a price of US$11.50 per share. A total of 20,250,000 Kismet warrants were converted into 20,249,993 warrants of the Company, 13,499,993 of which are public and 6,750,000 of which are private.

The fair value of Private and Public Warrants as at December 31, 2023 is determined using Level 1 inputs and is measured using the quoted market price, while as at December 31, 2022 the fair value was determined using Level 3 inputs within the fair value hierarchy and is measured using Monte-Carlo simulation method.

Key assumptions of the Monte-Carlo model:

	December 31, 2023	December 31, 2022
Risk free rate	n/a	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	n/a	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price	n/a	4.63
Expected warrant life (years)	n/a	3.7

Key input parameter of the model is starting share price. As the trading of the Company’s shares was halted as at December 31, 2022, the Company used Multiples of the Enterprise value (EV) to Bookings and EV to EBITDA based on valuation of our publicly traded peers to estimate the enterprise value and accordingly the starting share price by dividing enterprise value with the number of shares outstanding as follows:

-	Implied multiples were calculated using the last quoted share price before the trading halt was introduced to estimate a discount/(premium) to median multiples of peer group (30% for EV/Bookings and 2% for EV/EBITDA);
-	Median EV/Bookings and EV/EBITDA multiples of peer group were calculated as at the reporting date;
-	Discounts/(premiums) from the multiples calculated in the first step were applied to estimate our multiples as at the reporting date.
-	Based on the above multiples and our actual number of our earnings and EBITDA during the year we estimated our enterprise value and, based on the number of outstanding shares as at the reporting date, the starting price of our shares.

These methods provided as at December 31, 2022 the range of the starting share price from US$ 3.58 based on EV/Bookings multiple to US$ 5.68 based on EV/EBITDA multiple.

An average of prices determined by multiples above was used as a starting share price for the warrants model.

As at December 31, 2023 Warrants’ price was taken from the market as trading halt was already released. The terms of the Private Warrants are identical to the Public Warrants with the exception that they are not redeemable under the Barrier Call provision, where the Company can call the Public Warrants if the traded Common Stock price equals or exceeds $18.00 per share for at least 20 of the last 30 trading days.

Given the similar terms of the Public Warrants and the Private Placement Warrants, the value of the Public warrants is a adequate point of reference for valuing the Private Placement Warrants and also represent a minimum value of the Private Placement Warrants. Moreover, the Private Placement Warrants actually become

Public Warrants, if the Private Placement Warrants are transferred to certain parties who are not designated approved transferees, under the warrant agreement language.

The Company has recognized the following warrant obligation:

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2022	10,372	11,657	22,029
Fair value adjustment	(2,797)	(6,197)	(8,994)
Balance at December 31, 2022	7,575	5,460	13,035

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2023	7,575	5,460	13,035
Fair value adjustment	(6,723)	(5,034)	(11,757)
Balance at December 31, 2023	852	426	1,278

The change in fair value of share warrant obligation is included in the line Change in fair value of share warrant obligation and other financial instruments in the consolidated statement of profit or loss and other comprehensive income.